VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI:

I.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable US Large Cap Strategic Equity Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.60%	0.60%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Operating Expenses	1.04%	0.74%
Less Waivers and Reimbursements[1]	(0.04%)	(0.04%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%	0.70%

1 Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.70% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

II.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable US Large Cap Strategic Equity Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$102	$327	$570	$1,267
Class I Shares	$72	$233	$408	$915

III.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable High Yield Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.65%	0.65%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.10%[1]	0.80%
Less Waivers and Reimbursements[2]	(0.06%)	(0.06%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.04%	0.74%

1 Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.

2 Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.04% for Class V shares and 0.74% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

IV.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable High Yield Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$106	$344	$600	$1,335
Class I Shares	$76	$249	$438	$984

V.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Strategic Bond Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.45%	0.45%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Operating Expenses	0.89%	0.59%
Less Waivers and Reimbursements[1]	(0.02%)	(0.02%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.87%	0.57%

1 Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.87% for Class V shares and 0.57% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

VI.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Strategic Bond Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$89	$282	$491	$1,094
Class I Shares	$58	$187	$327	$736

VII.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Large Cap Index Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.15%	0.15%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.12%	0.12%
Total Annual Operating Expenses	0.57%	0.27%

VIII.	The section in the Prospectus titled “Example” under “FUND SUMMARY: Venerable Large Cap Index Fund” is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$58	$183	$318	$714
Class I Shares	$28	$87	$152	$343

IX.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.72%
Total Annual Operating Expenses	1.21%
Less Waivers and Reimbursements[1]	(0.71%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.50%

1 Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.50% for Class V shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

X.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$51	$314	$597	$1,403

XI.	The first and fifth paragraphs in the section in the Prospectus titled “Fee Waivers and Expense Reimbursements” under “MANAGEMENT” are deleted in their entirety and replaced with the following:

Until September 6, 2027, the Adviser has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Strategic Equity Fund	1.00%	0.70%
Venerable High Yield Fund	1.04%	0.74%
Venerable Strategic Bond Fund	0.87%	0.57%
Venerable Large Cap Index Fund	0.57%	0.27%
Venerable Moderate Allocation Fund	0.50%	N/A

Except for the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund, in limiting a Fund's expenses, the Distributor's contractual waiver of the Fund's Class V Rule 12b-1 fee will be applied first, as applicable. After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses. For the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund, in limiting a Fund's expenses, the Adviser first will waive its advisory fee, then, if necessary, its administrative services fee and, finally, reimburse other operating expenses.

XII.	The eighth and twelfth paragraphs in the section in the SAI titled “ADVISER.” are deleted in their entirety and replaced with the following:

Until September 6, 2027, the Adviser has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Strategic Equity Fund	1.00%	0.70%
Venerable High Yield Fund	1.04%	0.74%
Venerable Strategic Bond Fund	0.87%	0.57%
Venerable Large Cap Index Fund	0.57%	0.27%
Venerable Moderate Allocation Fund	0.50%	N/A

Except for the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund, in limiting a Fund's expenses, the Distributor's contractual waiver of the Fund's Class V Rule 12b-1 fee will be applied first, as applicable (see "Distributor" below). After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses. For the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund, in limiting a Fund's expenses, the Adviser first will waive its advisory fee, then, if necessary, its administrative services fee and, finally, reimburse other operating expenses. Termination or modification of these obligations prior to, as applicable, September 5, 2027, September 6, 2027, September 12, 2027, or March 20, 2028, requires approval by the Board. To the extent these obligations terminate or are modified, a Fund's total annual operating expenses may increase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE